Shareholder Fees {- Fidelity Blue Chip Growth ETF}	Dec. 01, 2020 USD ($)
09.30 Fidelity Active ETFs Combo Pro-02 | Fidelity Blue Chip Growth ETF
Shareholder Fees:
(fees paid directly from your investment)	none